CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Paid-in capital [Member]	Capital Reserve [Member]	Treasury Shares [Member]	Legal reserve [Member]	Reserve for expansion [Member]	Reserve for capital increases [Member]	Reserve for tax incentives [Member]	Acumulated foreign currency translation adjustments [Member]	Available for sale marketable securities [Member]	Gain (losses) on cash flow hedge [Member]	Actuarial gains (losses) [Member]	Retained earnings (losses) [Member]	Total equity [Member]	Non-controlling interest [Member]	Total
BALANCES AT BEGINNING at Dec. 31, 2014	R$ 12,460.5	R$ 109.4	R$ (304.9)	R$ 384.6	R$ 1,901.4	R$ 1,274.2	R$ 385.6	R$ (152.6)	R$ (17.3)	R$ (448.7)	R$ (1.7)		R$ 15,590.4	R$ 99.5	R$ 15,689.9
Gain (loss) on foreign currency translation adjustments								184.9					184.9		184.9
Unrealized gain (loss) in available for sale marketable securities									8.8				8.8		8.8
Unrealized loss in cash flow hedge										(674.4)			(674.4)		(674.4)
Actuarial gains (losses) on pension and post-employment plans											21.6	10.5	32.1		32.1
Net profit (loss) for the year												3,111.2	3,111.2	19.7	3,130.9
SUB-TOTAL COMPREHENSIVE INCOME								184.9	8.8	(674.4)	21.6	3,121.7	2,662.6	19.7	2,682.2
Dividends outstanding share at the end of year												(91.4)	(91.4)		(91.4)
Interest on shareholders' equity outstanding share at the end of year												(899.3)	(899.3)		(899.3)
Loss absorbing with legal reserve				155.6								(155.6)
Reserve for expansion					1,219.4							(1,219.4)
Loss absorbing with future capital increase						624.3						(624.3)
Reserve for tax incentives							131.7					(131.7)
Share-based payments		67.4											67.4		67.4
Losses on shares sold		(40.3)											(40.3)		(40.3)
Valuation of shares		111.2											111.2		111.2
Acquisition of non-controlling interest		(240.9)											(240.9)		(240.9)
Non-controlling interest														199.9	199.9
Treasury shares acquired			(3,765.8)										(3,765.8)		(3,765.8)
Treasury shares sold			122.7										122.7		122.7
BALANCES AT END at Dec. 31, 2015	12,460.5	7.0	(3,947.9)	540.2	3,120.8	1,898.6	517.2	32.3	(8.5)	(1,123.2)	19.9		13,516.8	319.1	13,836.0
Gain (loss) on foreign currency translation adjustments								(726.1)					(726.1)		(726.1)
Unrealized gain (loss) in available for sale marketable securities									(17.5)				(17.5)		(17.5)
Unrealized loss in cash flow hedge										547.3			547.3		547.3
Actuarial gains (losses) on pension and post-employment plans											(14.5)	19.1	4.6		4.6
Net profit (loss) for the year												(372.4)	(372.4)	5.0	(367.4)
SUB-TOTAL COMPREHENSIVE INCOME								(726.1)	(17.5)	547.3	(14.5)	(353.3)	(564.1)	5.0	(559.1)
Dividends outstanding share at the end of year					(98.2)								(98.2)		(98.2)
Interest on shareholders' equity outstanding share at the end of year						(513.2)							(513.2)		(513.2)
Loss absorbing with future capital increase						(475.8)						475.8
Reserve for tax incentives							122.6					(122.6)
Share-based payments		75.8											75.8		75.8
Losses on shares sold		(1.6)											(1.6)		(1.6)
Valuation of shares		(7.8)											(7.8)		(7.8)
Options forfeited		(32.4)											(32.4)		(32.4)
Non-controlling interest														55.3	55.3
Treasury shares acquired			(543.3)										(543.3)		(543.3)
Treasury shares sold			8.0										8.0		8.0
Treasury Shares Canceled			3,761.3		(3,022.6)	(738.8)
BALANCES AT END at Dec. 31, 2016	12,460.5	41.0	(721.9)	540.2		170.8	639.8	(693.8)	(26.0)	(575.9)	5.4	(0.1)	11,840.0	379.4	12,219.4
Gain (loss) on foreign currency translation adjustments								(73.1)					(73.1)		(73.2)
Unrealized gain (loss) in available for sale marketable securities									(30.3)				(30.3)		(30.3)
Unrealized loss in cash flow hedge										3.7			3.7		3.7
Actuarial gains (losses) on pension and post-employment plans											(15.2)	16.8	1.6		1.6
Net profit (loss) for the year												(1,125.6)	(1,125.6)	26.7	(1,098.9)
SUB-TOTAL COMPREHENSIVE INCOME								(73.1)	(30.3)	3.7	(15.2)	(1,108.8)	(1,223.7)	26.7	(1,197.0)
Loss absorbing with legal reserve				(438.8)								438.8
Loss absorbing with future capital increase						(30.3)						30.3
Reserve for tax incentives							(639.8)					639.8
Share-based payments		25.6											25.6		25.6
Acquisition of non-controlling interest		48.5											48.5		48.5
Non-controlling interest														106.5	106.5
Treasury shares sold			650.4										650.4		650.4
Losses in Treasury Shares Sold						(140.5)							(140.5)		(140.5)
BALANCES AT END at Dec. 31, 2017	R$ 12,460.5	R$ 115.1	R$ (71.5)	R$ 101.4				R$ (766.9)	R$ (56.3)	R$ (572.2)	R$ (9.8)		R$ 11,200.3	R$ 512.6	R$ 11,712.9